Post-employment benefit plans - Post-Employment Benefit Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Equity securities, total plan assets fair value percent	14.00%	13.00%
Debt securities, total plan assets fair value percent	52.00%	53.00%
Alternative investments, total plan asset fair value percent	34.00%	34.00%
Total plan assets fair value percent	100.00%	100.00%
Defined benefit obligation hedged	$ 3,000.0
DB pension
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	24,413.0	$ 24,188.0
Equity securities included in total plan assets	$ 0.1	$ 0.1
Equity securities percent included in total plan assets	0.10%	0.10%
Debt securities included in total plan assets	$ 36.0	$ 41.0
Debt securities percent included in total plan assets	0.10%	0.20%
DB pension | Money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 357.0	$ 257.0
DB pension | Private equities
Disclosure of fair value of plan assets [line items]
Alternative investments	1,077.0	1,066.0
DB pension | Hedge funds
Disclosure of fair value of plan assets [line items]
Alternative investments	1,543.0	1,301.0
DB pension | Real estate and infrastructure
Disclosure of fair value of plan assets [line items]
Alternative investments	4,452.0	4,341.0
DB pension | Private debt
Disclosure of fair value of plan assets [line items]
Alternative investments	1,325.0	1,451.0
DB pension | Other
Disclosure of fair value of plan assets [line items]
Alternative investments	24.0	23.0
DB pension | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	759.0	862.0
DB pension | Canadian | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	10,075.0	11,117.0
DB pension | Foreign
Disclosure of fair value of plan assets [line items]
Equity securities	2,577.0	2,344.0
DB pension | Foreign | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 2,224.0	$ 1,426.0
Bottom of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	0.00%
Debt securities, weighted average target allocation	40.00%
Alternative investments, weighted average target allocation	0.00%
Top of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	40.00%
Debt securities, weighted average target allocation	100.00%
Alternative investments, weighted average target allocation	60.00%